T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.8%
COMMUNICATION
SERVICES  3.8%
Entertainment  1.8%
Liberty Media Corp-Liberty Formula
One, Class C (1) 479,287 40,749
Live Nation Entertainment (1) 53,215 8,116
48,865
Interactive Media & Services  0.6%
Reddit, Class A (1) 125,806 16,940
16,940
Media  1.4%
New York Times, Class A  452,549 37,892
37,892
Total Communication Services 103,697
CONSUMER
DISCRETIONARY  19.2%
Distributors  0.9%
Pool  122,700 24,826
24,826
Diversified Consumer
Services  2.1%
Liberty Live Holdings, Class C (1) 260,800 24,544
McGraw Hill (1) 402,714 5,517
Service Corp. International  329,623 27,197
57,258
Hotels, Restaurants &
Leisure  11.3%
Domino's Pizza  110,139 39,517
DraftKings, Class A (1) 266,493 5,762
Dutch Bros, Class A (1) 157,500 7,979
Hilton Worldwide Holdings  244,641 74,390
Planet Fitness, Class A (1) 422,700 31,440
Sportradar Group, Class A (1) 720,850 12,067
Texas Roadhouse  70,955 11,718
Viking Holdings (1) 720,189 52,919
Wingstop  44,400 6,881
Wyndham Hotels & Resorts  207,600 16,863
Yum! Brands  322,345 50,118
309,654
Household Durables  0.4%
TopBuild (1) 29,949 10,521
10,521
Specialty Retail  3.8%
Burlington Stores (1) 150,013 48,811
Ross Stores  124,300 26,927
Ulta Beauty (1) 56,403 29,483
105,221
Shares $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods  0.7%
Birkenstock Holding (1) 537,895 19,273
19,273
Total Consumer Discretionary 526,753
CONSUMER STAPLES  3.5%
Consumer Staples Distribution &
Retail  2.9%
Casey's General Stores  25,557 18,602
Dollar Tree (1) 354,500 38,821
U.S. Foods Holding (1) 240,200 22,149
79,572
Food Products  0.6%
McCormick  340,500 17,175
17,175
Total Consumer Staples 96,747
ENERGY  4.3%
Energy Equipment &
Services  1.7%
TechnipFMC  686,006 47,424
47,424
Oil, Gas & Consumable
Fuels  2.6%
Cheniere Energy  77,392 21,961
DT Midstream  117,800 15,864
EQT  544,600 34,658
72,483
Total Energy 119,907
FINANCIALS  7.7%
Capital Markets  5.0%
Bullish (1) 76,889 2,747
Cboe Global Markets  106,500 29,934
MSCI  84,900 45,762
Raymond James Financial  198,600 28,755
TPG  183,795 7,446
Tradeweb Markets, Class A  196,700 23,144
137,788
Financial Services  0.3%
Corpay (1) 30,636 8,915
8,915
Insurance  2.4%
Assurant  190,184 41,424
Markel Group (1) 9,000 17,227
Ryan Specialty Holdings  229,343 7,738
66,389
Total Financials 213,092
HEALTH CARE  20.0%
Biotechnology  6.9%
Alnylam Pharmaceuticals (1) 140,182 46,382
Apogee Therapeutics (1) 90,543 7,621
Ascendis Pharma, ADR (1) 95,800 21,912

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Biogen (1) 60,068 11,012
BioNTech, ADR (1) 124,500 11,066
Caris Life Sciences (1) 316,926 5,667
CG oncology (1) 90,560 6,129
CRISPR Therapeutics (1) 128,361 6,106
Cytokinetics (1) 205,700 13,558
Ionis Pharmaceuticals (1) 334,595 25,125
Kymera Therapeutics (1) 64,500 5,372
Natera (1) 65,774 13,154
Nuvalent, Class A (1) 30,366 3,111
Revolution Medicines (1) 36,200 3,520
Vaxcyte (1) 180,689 10,500
190,235
Health Care Equipment &
Supplies  3.2%
Cooper (1) 514,400 36,780
Insulet (1) 103,500 21,718
QuidelOrtho (1) 229,200 3,766
Teleflex  214,337 25,637
87,901
Health Care Providers &
Services  2.0%
Cencora  117,432 36,890
Encompass Health  181,300 17,537
54,427
Health Care Technology  1.3%
Veeva Systems, Class A (1) 195,700 34,377
34,377
Life Sciences Tools &
Services  5.6%
Agilent Technologies  521,800 59,475
Avantor (1) 939,519 7,366
Mettler-Toledo International (1) 42,500 53,601
West Pharmaceutical Services  129,900 32,558
153,000
Pharmaceuticals  1.0%
Elanco Animal Health (1) 1,092,000 26,131
26,131
Total Health Care 546,071
INDUSTRIALS & BUSINESS
SERVICES  17.8%
Aerospace & Defense  2.1%
BWX Technologies  72,461 14,818
StandardAero (1) 668,148 17,258
Textron  305,700 26,767
58,843
Commercial Services &
Supplies  2.1%
RB Global  214,026 20,515
Veralto  435,900 38,542
59,057
Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  1.2%
API Group (1) 330,100 13,376
Quanta Services  37,420 20,544
33,920
Electrical Equipment  0.3%
Acuity  28,100 7,874
7,874
Ground Transportation  2.5%
Old Dominion Freight Line  205,369 40,129
XPO (1) 153,734 29,909
70,038
Industrial Conglomerates  0.1%
Bending Spoons, Class C,
Acquisition Date: 10/28/25,
Cost $4,055 (EUR) (1)(2)(3) 45,575 4,020
4,020
Machinery  3.3%
Esab  302,612 29,250
Esab PIPE, Acquisition Date: 2/2/26,
Cost $2,998 (1)(3)(4) 26,295 2,288
Fortive  145,198 8,027
Ingersoll Rand  388,534 31,129
ITT  104,957 19,997
90,691
Professional Services  4.9%
Booz Allen Hamilton Holding  333,000 25,984
Broadridge Financial Solutions  44,400 7,214
Equifax  93,100 16,764
Paylocity Holding (1) 228,996 24,741
TransUnion  414,497 28,679
UL Solutions, Class A  351,194 30,101
133,483
Trading Companies &
Distributors  1.3%
Ferguson Enterprises  155,200 36,202
36,202
Total Industrials & Business Services 494,128
INFORMATION
TECHNOLOGY  17.5%
Electronic Equipment,
Instruments & Components  2.3%
Amphenol, Class A  41,500 5,244
Keysight Technologies (1) 178,600 50,431
Ralliant  153,014 6,364
62,039
IT Services  0.3%
MongoDB (1) 38,600 9,448
9,448
Semiconductors & Semiconductor
Equipment  7.4%
Lattice Semiconductor (1) 623,564 57,842

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MACOM Technology Solutions
Holdings (1) 176,126 39,112
Microchip Technology  566,500 36,602
Monolithic Power Systems  41,502 45,376
NXP Semiconductors  81,306 16,006
Rambus (1) 92,600 7,966
202,904
Software  6.8%
Atlassian, Class A (1) 143,670 9,806
Aurora Innovation (1) 1,182,532 4,872
Descartes Systems Group (1) 120,100 8,594
Guidewire Software (1) 66,949 10,013
Manhattan Associates (1) 198,180 26,382
PTC (1) 343,241 48,908
Tyler Technologies (1) 119,224 40,820
Unity Software (1) 273,631 6,003
Zoom Communications (1) 233,836 18,798
Zscaler (1) 96,466 13,533
187,729
Technology Hardware, Storage &
Peripherals  0.7%
Everpure, Class A (1) 336,986 19,896
19,896
Total Information Technology 482,016
MATERIALS  3.0%
Construction Materials  1.2%
Martin Marietta Materials  55,340 32,577
32,577
Containers & Packaging  1.8%
Avery Dennison  160,500 27,715
Ball  364,100 21,522
49,237
Total Materials 81,814
Total Common Stocks (Cost
$1,948,688) 2,664,225
CONVERTIBLE PREFERRED STOCKS  1.0%
INFORMATION
TECHNOLOGY  0.8%
Software  0.8%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $3,789 (1)(2)(3) 51,566 9,797
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $1,250 (1)(2)(3) 17,003 3,231
Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $2,611 (1)(2)(3) 28,226 5,363
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(3) 166,336 2,543
Total Information Technology 20,934
MATERIALS  0.2%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(2)(3) 81,901 3,855
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $7,712 (1)(2)(3) 186,841 2,029
Total Materials 5,884
Total Convertible Preferred Stocks
(Cost $22,711) 26,818
SHORT-TERM INVESTMENTS  2.4%
Money Market Funds  2.4%
T. Rowe Price Government Reserve
Fund, 3.71% (5)(6) 66,245,693 66,246
Total Short-Term Investments
(Cost $66,246) 66,246
Total Investments in
Securities  100.2%
(Cost $2,037,645) $ 2,757,289
Other Assets Less Liabilities
(0.2)% (4,139)
Net Assets 100.0% $ 2,753,150

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

.
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $33,126 and represents 1.2% of net assets.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at March 31, 2026, was $2,998 and was valued at $2,288 (0.1% of net assets).
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIPE Private Investment in Public Equity

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ —# $ — $ 753+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 51,959  ¤  ¤ $ 66,246^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $753 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $66,246.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Institutional Mid-Cap Equity Growth Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,657,917 $ 2,288 $ 4,020 $ 2,664,225
Convertible Preferred Stocks — — 26,818 26,818
Short-Term Investments 66,246 — — 66,246
Total $ 2,724,163 $ 2,288 $ 30,838 $ 2,757,289

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(1,444,000) for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E116-054Q1 03/26
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 4,088 $ (68) $ 4,020
Convertible Preferred Stocks 28,194 (1,376) 26,818
Total $ 32,282 $ (1,444) $ 30,838